Related Parties Transactions (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Parties Transactions [Line Items]
Percentage of cost of revenue		50.00%
Percentage of selling, administrative and general expenses	100.00%	50.00%
Menachem Shalom [Member]
Related Parties Transactions [Line Items]
Payment of management fees per month	₪ 35,000	₪ 35,000
Due from related parties	765,385	797,769
Accrued interest expense	₪ 65,486	₪ 25,976
Interest rate	5.00%	5.00%
Billio Ltd [Member]
Related Parties Transactions [Line Items]
Due from related parties	₪ 1,312,931	₪ 1,234,830
Accrued interest expense	₪ 64,829	₪ 34,702
Interest rate	5.18%	2.90%
Tamarindi Ltd [Member]
Related Parties Transactions [Line Items]
Due from related parties	₪ 254,512	₪ 254,512
Accrued interest expense	₪ 13,220	₪ 13,456
Interest rate	5.18%	2.90%